United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

811-07925
(Investment Company Act File Number)

WesMark Funds
(Exact Name of Registrant as Specified in Charter)

One Bank Plaza
Wheeling, WV 26003
(Address of Principal Executive Offices)

(304) 234-9000
(Registrant's Telephone Number)

Sareena Khwaja-Dixon, Esquire
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1 – September 30, 2015

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY GROWTH FUND

September 30, 2015 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-88.2%
CONSUMER DISCRETIONARY-15.8%
	Apparel Retail-4.8%
45,000	Chico's FAS, Inc.	$707,850
51,600	Foot Locker, Inc.	3,713,652
		4,421,502
	Auto Parts & Equipment-0.3%
7,900	Standard Motor Products, Inc.	275,552

	Automotive Retail-5.0%
32,200	Lithia Motors, Inc., Class A	3,481,142
23,298	Penske Automotive Group, Inc.	1,128,555
		4,609,697
	Computer & Electronics Retail-0.3%
6,700	GameStop Corp., Class A	276,107

	Home Furnishings-0.7%
23,871	Ethan Allen Interiors, Inc.	630,433

	Homebuilding-1.2%
40,114	KB Home	543,545
14,337	Meritage Homes Corp.(1)	523,587
		1,067,132
	Housewares & Specialties-2.0%
38,386	Jarden Corp.(1)	1,876,308

	Restaurants-1.5%
4,450	Buffalo Wild Wings, Inc.(1)	860,764
14,162	Zoe's Kitchen, Inc.(1)	559,257
		1,420,021
TOTAL CONSUMER DISCRETIONARY		14,576,752

CONSUMER STAPLES-5.6%
	Brewers-1.8%
8,000	Boston Beer Co., Inc., Class A(1)	1,684,880

	Household Products-1.5%
15,130	Spectrum Brands Holdings, Inc.	1,384,546

	Packaged Foods & Meats-2.0%
4,000	Hain Celestial Group, Inc.(1)	206,400
42,052	WhiteWave Foods Co.(1)	1,688,388
		1,894,788
	Personal Products-0.3%
2,876	Edgewell Personal Care Co.	234,681

TOTAL CONSUMER STAPLES		5,198,895

ENERGY-2.6%
	Oil & Gas Exploration & Production-1.4%
41,163	Carrizo Oil & Gas, Inc.(1)	1,257,118
	Oil & Gas Refining & Marketing-1.2%
11,978	Tesoro Corp.	1,164,741

TOTAL ENERGY		2,421,859

FINANCIALS-11.1%
	Asset Management & Custody Banks-1.2%
5,751	Eaton Vance Corp.	192,198
9,586	Federated Investors, Inc., Class B	277,035
38,635	WisdomTree Investments, Inc.	623,183
		1,092,416
	Consumer Finance-1.0%
17,509	PRA Group, Inc.(1)	926,576

	Diversified Financial Services-0.2%
4,385	Evercore Partners, Inc., Class A	220,303

	Investment Banking & Brokerage-2.0%
42,671	Stifel Financial Corp.(1)	1,796,449

	Property & Casualty Insurance-1.7%
19,500	Allied World Assurance Co. Holdings AG	744,315
20,000	First American Financial Corp.	781,400
		1,525,715
	Regional Banks-5.0%
25,815	Associated Banc-Corp.	463,895
19,000	Banner Corp.	907,630
105,000	Cardinal Financial Corp.	2,416,050
19,989	Fulton Financial Corp.	241,867
40,305	TCF Financial Corp.	611,024
		4,640,466
TOTAL FINANCIALS		10,201,925

HEALTH CARE-10.7%
	Biotechnology-0.2%
2,000	Medivation, Inc.(1)	85,000
2,500	Neurocrine Biosciences, Inc.(1)	99,475
		184,475
	Health Care Equipment-2.5%
25,000	Analogic Corp.	2,051,000
11,049	SurModics, Inc.(1)	241,310
		2,292,310
	Health Care Facilities-0.4%
4,899	Community Health Systems, Inc.(1)	209,530
5,312	Tenet Healthcare Corp.(1)	196,119
		405,649
	Health Care Services-0.5%
49,413	Sharps Compliance Corp.(1)	432,858

	Health Care Supplies-2.2%
13,000	Align Technology, Inc.(1)	737,880
29,271	Neogen Corp.(1)	1,316,902
		2,054,782

Shares/Principal Amount		Value
	Life Sciences Tools & Services-1.5%
22,830	PAREXEL International Corp.(1)	$1,413,634

	Pharmaceuticals-3.4%
34,233	Catalent, Inc.(1)	831,862
50,417	Prestige Brands Holdings, Inc.(1)	2,276,832
		3,108,694
TOTAL HEALTH CARE		9,892,402

INDUSTRIALS-25.8%
	Aerospace & Defense-6.5%
74,350	Hexcel Corp.	3,335,341
48,941	Moog, Inc., Class A(1)	2,646,240
		5,981,581
	Airlines-4.0%
17,000	Allegiant Travel Co.	3,676,250

	Building Products-5.3%
44,987	AAON, Inc.	871,848
29,331	Lennox International, Inc.	3,324,083
27,000	Masco Corp.	679,860
		4,875,791
	Construction & Engineering-4.1%
35,200	Chicago Bridge & Iron Co., N.V.	1,396,032
99,700	Quanta Services, Inc.(1)	2,413,737
		3,809,769
	Construction Machinery & Heavy Equipment-0.5%
17,080	Allison Transmission Holdings, Inc.	455,865

	Electronics-1.5%
18,000	OSI Systems, Inc.(1)	1,385,280

	Industrial Conglomerates-0.4%
4,500	Carlisle Cos., Inc.	393,210

	Office Services & Supplies-0.6%
28,581	Steelcase, Inc., Class A	526,176

	Trading Companies & Distributors-1.5%
22,243	United Rentals, Inc.(1)	1,335,692

	Trucking-1.4%
18,000	Ryder System, Inc.	1,332,720

TOTAL INDUSTRIALS		23,772,334

INFORMATION TECHNOLOGY-12.3%
	Application Software-2.2%
30,000	Bottomline Technologies (de), Inc.(1)	750,300
27,500	NetScout Systems, Inc.(1)	972,675
8,687	PTC, Inc.(1)	275,725
		1,998,700
	Computer Hardware-0.7%
27,600	NCR Corp.(1)	627,900

	Data Processing & Outsourced Services-3.4%
28,800	Heartland Payment Systems, Inc.	1,814,688
30,000	Syntel, Inc.(1)	1,359,300
		3,173,988
	Electronic Manufacturing Services-0.7%
30,000	Benchmark Electronics, Inc.(1)	652,800

	Internet Software & Services-0.8%
10,000	j2 Global, Inc.	708,500

	Semiconductor Equipment-2.2%
84,573	Teradyne, Inc.	1,523,160
30,000	Ultratech, Inc.(1)	480,600
		2,003,760
	Semiconductors-0.6%
4,800	First Solar, Inc.(1)	205,200
16,977	Integrated Device Technology, Inc.(1)	344,633
		549,833
	Systems Software-0.9%
9,868	FireEye, Inc.(1)	314,000
17,800	Qualys, Inc.(1)	506,588
		820,588
	Technology Distributors-0.8%
9,232	SYNNEX Corp.	785,274

TOTAL INFORMATION TECHNOLOGY		11,321,343

MATERIALS-1.6%
	Diversified Metals & Mining-0.3%
19,200	US Silica Holdings, Inc.	270,528

	Forest Products-1.3%
87,405	Louisiana-Pacific Corp.(1)	1,244,647

TOTAL MATERIALS		1,515,175

UTILITIES-2.7%
	Electric Utilities-2.7%
73,500	ITC Holdings Corp.	2,450,490

TOTAL UTILITIES		2,450,490

TOTAL COMMON STOCKS
(Cost $52,763,200)		81,351,175

EXCHANGE TRADED FUNDS-4.9%
19,068	iShares® Russell 2000® ETF	2,082,226
8,313	iShares® Russell 2000® Growth ETF	1,113,693
14,218	Vanguard® Small-Cap Value ETF	1,377,013

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,072,051)		4,572,932

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-6.3%
	Mutual Funds-6.3%
5,782,879	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	$5,782,879

TOTAL SHORT TERM INVESTMENTS
(Cost $5,782,879)		5,782,879

TOTAL INVESTMENTS-99.4%
(Cost $62,618,130)		91,706,986
OTHER ASSETS AND LIABILITIES-NET(2)-0.6%		539,639
NET ASSETS-100.0%		$92,246,625

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2015.

The following acronyms are used throughout this portfolio:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF - Exchange Traded Fund.
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GROWTH FUND

September 30, 2015 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-93.5%
CONSUMER DISCRETIONARY-14.1%
	Apparel Retail-0.7%
33,000	TJX Cos., Inc.	$2,356,860

	Auto Parts & Equipment-2.4%
100,000	Delphi Automotive PLC	7,604,000

	Automobile Manufacturers-0.5%
14,000	Toyota Motor Corp., Sponsored ADR	1,641,920

	Broadcasting-1.2%
100,000	CBS Corp., Class B	3,990,000

	Department Stores-1.6%
100,000	Macy's, Inc.	5,132,000

	Home Building-2.7%
90,000	Lennar Corp., Class A	4,331,700
125,000	Toll Brothers, Inc.(1)	4,280,000
		8,611,700
	Homefurnishing Retail-0.9%
40,000	Williams-Sonoma, Inc.	3,054,000

	Internet Retail-1.6%
9,850	Amazon.com, Inc.(1)	5,042,117

	Movies & Entertainment-2.5%
80,000	Walt Disney Co.	8,176,000

TOTAL CONSUMER DISCRETIONARY		45,608,597

CONSUMER STAPLES-4.9%
	Distillers & Vintners-0.9%
25,000	Constellation Brands, Inc., Class A	3,130,250

	Drugs Retail-3.0%
100,000	CVS Health Corp.	9,648,000

	Food Retail-1.0%
75,000	Mondelez International, Inc., Class A	3,140,250

TOTAL CONSUMER STAPLES		15,918,500

ENERGY-3.7%
	Oil & Gas Exploration & Production-1.7%
100,000	Carrizo Oil & Gas, Inc.(1)	3,054,000
35,500	EQT Corp.	2,299,335
		5,353,335
	Oil & Gas Refining & Marketing-2.0%
62,000	Marathon Petroleum Corp.	2,872,460
60,000	Valero Energy Corp.	3,606,000
		6,478,460
TOTAL ENERGY		11,831,795

FINANCIALS-12.9%
	Asset Management & Custody Banks-2.6%
265,000	Invesco, Ltd.	8,275,950

	Diversified Banks-2.5%
158,000	Wells Fargo & Co.	8,113,300

	Investment Banking & Brokerage-2.0%
200,000	Morgan Stanley	6,300,000

	Property & Casualty Insurance-2.4%
75,000	ACE, Ltd.	7,755,000

	Regional Banks-3.4%
150,000	BB&T Corp.	5,340,000
300,000	Fifth Third Bancorp	5,673,000
		11,013,000
TOTAL FINANCIALS		41,457,250

HEALTH CARE-20.4%
	Biotechnology-6.4%
35,000	Amgen, Inc.	4,841,200
25,000	Baxalta, Inc.	787,750
80,000	Celgene Corp.(1)	8,653,600
18,000	Gilead Sciences, Inc.	1,767,420
10,000	Regeneron Pharmaceuticals, Inc.(1)	4,651,400
		20,701,370
	Health Care Distributors-1.9%
33,000	Cardinal Health, Inc.	2,535,060
20,000	McKesson Corp.	3,700,600
		6,235,660
	Health Care Technology-0.6%
32,000	Cerner Corp.(1)	1,918,720

	Life Sciences Tools & Services-0.8%
35,000	Quintiles Transnational Holdings, Inc.(1)	2,434,950

	Managed Health Care-4.0%
55,000	Aetna, Inc.	6,017,550
60,000	UnitedHealth Group, Inc.	6,960,600
		12,978,150
	Pharmaceuticals-6.7%
100,000	Abbott Laboratories	4,022,000
100,000	Johnson & Johnson	9,335,000
85,000	Merck & Co., Inc.	4,198,150
100,000	Zoetis, Inc.	4,118,000

Shares/Principal Amount		Value
		$21,673,150
TOTAL HEALTH CARE		65,942,000

INDUSTRIALS-12.8%
	Aerospace & Defense-5.3%
75,000	Boeing Co.	9,821,250
75,000	Honeywell International, Inc.	7,101,750
		16,923,000
	Air Freight & Logistics-1.3%
30,000	FedEx Corp.	4,319,400

	Airlines-2.0%
112,500	Southwest Airlines Co.	4,279,500
40,000	United Continental Holdings, Inc.(1)	2,122,000
		6,401,500
	Electrical Components & Equipment-0.8%
60,000	Sensata Technologies Holding N.V.(1)	2,660,400

	Industrial Conglomerates-2.3%
296,500	General Electric Co.	7,477,730

	Railroads-1.1%
40,000	Union Pacific Corp.	3,536,400

TOTAL INDUSTRIALS		41,318,430

INFORMATION TECHNOLOGY-22.9%
	Application Software-0.8%
60,000	Mobileye N.V.(1)	2,728,800

	Communications Equipment-2.8%
20,000	F5 Networks, Inc.(1)	2,316,000
125,000	QUALCOMM, Inc.	6,716,250
		9,032,250
	Computer Hardware-2.9%
84,000	Apple, Inc.	9,265,200

	Computer Storage & Peripherals-1.8%
125,000	EMC Corp.	3,020,000
50,000	SanDisk Corp.	2,716,500
		5,736,500
	Data Processing & Outsourced Services-2.3%
82,500	MasterCard, Inc., Class A	7,434,900

	Electronic Components-0.5%
30,000	Amphenol Corp., Class A	1,528,800

	Internet Software & Services-3.1%
10,000	Equinix, Inc., REIT	2,734,000
6,000	Google, Inc., Class A(1)	3,830,220
6,016	Google, Inc., Class C(1)	3,660,255
		10,224,475
	Semiconductor Equipment-1.2%
80,000	Applied Materials, Inc.	1,175,200
40,000	Lam Research Corp.	2,613,200
		3,788,400
	Semiconductors-3.9%
60,000	Avago Technologies, Ltd.	7,500,600
100,000	Broadcom Corp., Class A	5,143,000
		12,643,600
	Systems Software-3.6%
100,000	Microsoft Corp.	4,426,000
200,000	Oracle Corp.	7,224,000
		11,650,000
TOTAL INFORMATION TECHNOLOGY		74,032,925

MATERIALS-1.8%
	Aluminum-0.5%
165,000	Alcoa, Inc.	1,593,900

	Diversified Chemicals-0.5%
20,000	PPG Industries, Inc.	1,753,800

	Fertilizers & Agricultural Chemicals-0.8%
57,500	CF Industries Holdings, Inc.	2,581,750

TOTAL MATERIALS		5,929,450

TOTAL COMMON STOCKS
(Cost $203,869,196)		302,038,947

EXCHANGE TRADED FUNDS-1.4%
100,000	SPDR® S&P® Retail ETF	4,442,000

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,666,190)		4,442,000

SHORT TERM INVESTMENTS-4.1%
	Mutual Funds-4.1%
13,211,934	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	13,211,934

TOTAL SHORT TERM INVESTMENTS
(Cost $13,211,934)		13,211,934

TOTAL INVESTMENTS-99.0%
(Cost $221,747,320)		319,692,881
OTHER ASSETS AND LIABILITIES-NET(2)-1.0%		3,267,420
NET ASSETS-100.0%		$322,960,301

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2015.

The following acronyms are used throughout this portfolio:

ETF - Exchange Traded Fund
Ltd. - Limited.
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Co.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

September 30, 2015 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-51.7%
CONSUMER DISCRETIONARY-4.9%
	Auto Parts & Equipment-1.0%
25,000	Johnson Controls, Inc.	$1,034,000

	Automobile Manufacturers-0.4%
3,800	Toyota Motor Corp., Sponsored ADR	445,664

	Cable & Satellite-0.6%
10,000	Comcast Corp., Class A	568,800

	Department Stores-1.2%
24,000	Macy's, Inc.	1,231,680

	Home Improvement Retail-0.7%
6,500	Home Depot, Inc.	750,685

	Restaurants-1.0%
10,500	McDonald's Corp.	1,034,565

TOTAL CONSUMER DISCRETIONARY		5,065,394

CONSUMER STAPLES-6.7%
	Drugs Retail-1.0%
10,000	CVS Health Corp.	964,800

	Household Products-0.5%
7,100	Procter & Gamble Co.	510,774

	Packaged Foods & Meats-2.7%
10,000	General Mills, Inc.	561,300
7,000	JM Smucker Co.	798,630
10,000	Mead Johnson Nutrition Co.	704,000
7,500	Nestle SA, Sponsored ADR	564,300
		2,628,230
	Soft Drinks-2.0%
13,000	Coca-Cola Co.	521,560
16,000	PepsiCo, Inc.	1,508,800
		2,030,360
	Tobacco-0.5%
10,000	Altria Group, Inc.	544,000

TOTAL CONSUMER STAPLES		6,678,164

ENERGY-5.2%
	Integrated Oil & Gas-3.7%
26,100	Chevron Corp.	2,058,768
15,000	Exxon Mobil Corp.	1,115,250
9,000	Occidental Petroleum Corp.	595,350
		3,769,368

	Oil & Gas Equipment & Services-0.4%
6,100	Schlumberger, Ltd.	420,717

	Oil & Gas Exploration & Production-0.5%
8,000	Valero Energy Corp.	480,800

	Oil & Gas Refining & Marketing-0.6%
14,000	Marathon Petroleum Corp.	648,620

TOTAL ENERGY		5,319,505

FINANCIALS-7.4%
	Asset Management & Custody Banks-0.5%
15,000	Invesco, Ltd.	468,450

	Diversified Banks-1.4%
16,000	US Bancorp	656,160
13,000	Wells Fargo & Co.	667,550
		1,323,710
	Life & Health Insurance-0.6%
8,000	Prudential Financial, Inc.	609,680

	Other Diversified Financial Services-0.9%
15,000	JPMorgan Chase & Co.	914,550

	Property & Casualty Insurance-1.3%
13,000	ACE, Ltd.	1,344,200

	Regional Banks-2.3%
25,000	BB&T Corp.	890,000
16,000	PNC Financial Services Group, Inc.	1,427,200
		2,317,200
	Retail REITS-0.4%
12,500	National Retail Properties, Inc.	453,375

TOTAL FINANCIALS		7,431,165

HEALTH CARE-5.9%
	Health Care Distributors-0.8%
10,000	Cardinal Health, Inc.	768,200

	Pharmaceuticals-5.1%
30,000	AbbVie, Inc.	1,632,300
12,300	Eli Lilly & Co.	1,029,387
11,000	Johnson & Johnson	1,026,850
13,400	Merck & Co., Inc.	661,826
24,000	Roche Holding AG, Sponsored ADR	790,800
		5,141,163
TOTAL HEALTH CARE		5,909,363

INDUSTRIALS-6.3%
	Aerospace & Defense-1.5%
7,000	Boeing Co.	916,650
6,000	Honeywell International, Inc.	568,140

Shares/Principal Amount		Value
		$1,484,790
	Air Freight & Logistics-0.6%
5,700	United Parcel Service, Inc., Class B	562,533

	Industrial Conglomerates-0.8%
30,000	General Electric Co.	756,600

	Industrial Machinery-0.8%
16,000	Eaton Corp. PLC	820,800

	Railroads-2.6%
10,000	Norfolk Southern Corp.	764,000
20,000	Union Pacific Corp.	1,768,200
		2,532,200
TOTAL INDUSTRIALS		6,156,923

INFORMATION TECHNOLOGY-8.0%
	Communications Equipment-1.4%
22,500	Cisco Systems, Inc.	590,625
15,000	QUALCOMM, Inc.	805,950
		1,396,575
	Computer Hardware-3.6%
24,500	Apple, Inc.	2,702,350
6,000	International Business Machines Corp.	869,820
		3,572,170
	Semiconductor Equipment-0.4%
27,000	Applied Materials, Inc.	396,630

	Semiconductors-2.6%
19,000	Intel Corp.	572,660
23,850	Microchip Technology, Inc.	1,027,697
20,000	Texas Instruments, Inc.	990,400
		2,590,757
TOTAL INFORMATION TECHNOLOGY		7,956,132

MATERIALS-3.0%
	Commodity Chemicals-0.5%
5,500	LyondellBasell Industries N.V., Class A	458,480

	Diversified Chemicals-1.4%
20,000	Dow Chemical Co.	848,000
13,000	EI du Pont de Nemours & Co.	626,600
		1,474,600
	Fertilizers & Agricultural Chemicals-0.4%
9,000	CF Industries Holdings, Inc.	404,100

	Paper Products-0.7%
20,000	International Paper Co.	755,800

TOTAL MATERIALS		3,092,980
TELECOMMUNICATION SERVICES-1.7%
	Integrated Telecommunication Services-1.7%
25,000	AT&T, Inc.	814,500
20,000	Verizon Communications, Inc.	870,200
		1,684,700
TOTAL TELECOMMUNICATION SERVICES		1,684,700

UTILITIES-2.6%
	Electric Utilities-2.6%
15,000	Duke Energy Corp.	1,079,100
18,500	Exelon Corp.	549,450
10,000	NextEra Energy, Inc.	975,500
		2,604,050
TOTAL UTILITIES		2,604,050

TOTAL COMMON STOCKS
(Cost $42,693,438)		51,898,376

EXCHANGE TRADED FUNDS-3.1%
30,500	iShares® MSCI EAFE ETF	1,748,260
18,000	SPDR® Barclays Convertible Securities ETF	804,960
7,800	SPDR® S&P® Dividend ETF	562,848

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,347,611)		3,116,068

PREFERRED STOCKS-1.0%
	Regional Banks-0.7%
15,000	BB&T Corp., Series E, 5.625%(1)	372,150
15,000	PNC Financial Services Group, Inc., Series Q, 5.375%(1)	371,550
		743,700
	Specialized REITS-0.3%
10,000	Public Storage, Series S, 5.900%(1)	252,400

TOTAL PREFERRED STOCKS
(Cost $918,754)		996,100

CORPORATE BONDS-16.0%
	Automobile Manufacturers-1.0%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(2)	985,932

	Commercial Finance-1.1%
$1,000,000	General Electric Capital Corp., 6.250%, Perpetual Maturity(3)(4)	1,086,250

	Communications Equipment-1.0%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,019,277

Shares/Principal Amount		Value

	Computer Hardware-1.6%
$1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	$1,018,895
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	587,329
		1,606,224
	Diversified Chemicals-1.0%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	968,502

	Health Care Equipment-0.5%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	550,146

	Health Care Services-0.5%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	505,766

	Healthcare REITS-0.5%
500,000	Welltower Inc. - REIT, Sr. Unsecured Notes, 3.625%, 3/15/2016	505,016

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	844,166

	Investment Banking & Brokerage-0.5%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	530,713

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	499,096

	Networking Products-0.5%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	504,619

	Oil & Gas Exploration & Production-0.5%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	480,206

	Other Diversified Financial Services-2.1%
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,079,316
1,000,000	JPMorgan Chase & Co., Subordinate Notes, 4.125%, 12/15/2026	998,730
		2,078,046
	Packaged Foods & Meats-0.5%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	496,778

	Pharmaceuticals-0.5%
500,000	Pfizer, Inc., 3.400%, 5/15/2024	510,608

	Real Estate-0.7%
750,000	Simon Property Group LP, 2.750%, 2/1/2023	728,732

	Regional Banks-0.5%
500,000	PNC Bank NA, Subordinate Notes, 2.950%, 1/30/2023	489,723

	Semiconductors-0.5%
500,000	Texas Instruments, Inc., Sr. Unsecured Notes, 1.650%, 8/3/2019	498,243

	Software & Services-1.2%
400,000	Autodesk, Inc., 3.600%, 12/15/2022	400,462
750,000	Oracle Corp., 3.400%, 7/8/2024	762,150
		1,162,612
TOTAL CORPORATE BONDS
(Cost $15,839,182)		16,050,655

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-4.8%
	Federal National Mortgage Association-3.9%
666,915	Series 2012-100, Class NA, 2.000%, 11/25/2041	666,141
1,323,990	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,414,358
807,118	Series 2013-72, Class HG, 3.000%, 4/25/2033	844,030
1,014,817	Series 2013-9, Class KB, 2.500%, 12/25/2042	1,022,589
		3,947,118
	Government National Mortgage Association-0.9%
852,434	Series 2013-88, Class LV, 2.500%, 9/16/2026(3)	874,380

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,744,259)		4,821,498

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-3.7%
	Commercial Mortgage-Backed Securities-0.5%
$500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	$514,916

	Federal Home Loan Mortgage Corp.-1.4%
832,529	Pool G30681, 3.500%, 1/1/2034	881,971
777	Pool E84004, 6.000%, 6/1/2016	781
492,935	Pool G18527, 3.000%, 10/1/2029	513,623
		1,396,375
	Federal National Mortgage Association-1.8%
51,473	Pool 254831, 5.000%, 8/1/2023	56,679
477,524	Pool AM3301, 2.350%, 5/1/2023	482,034
769,938	Pool MA1449, 3.000%, 5/1/2028	801,304
229,192	Pool AE0375, 4.000%, 7/1/2025	244,070
170,639	Pool AD6175, 4.000%, 9/1/2025	181,728
		1,765,815
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $3,572,196)		3,677,106

U.S. GOVERNMENT AGENCY SECURITIES-7.9%
	Federal Farm Credit Bank-0.8%
750,000	3.050%, 12/24/2024	753,306

	Federal Home Loan Bank-5.9%
1,000,000	1.000%, 5/27/2021(2)	1,002,808
1,350,000	1.000%, 8/27/2020(2)	1,348,906
1,063,830	2.530%, 7/12/2022	1,057,533
952,381	2.900%, 9/5/2025	944,723
1,000,000	2.200%, 5/2/2022	1,000,227
450,000	5.250%, 6/10/2022	541,454
		5,895,651
	Federal Home Loan Mortgage Corp.-1.2%
500,000	2.500%, 12/26/2025	490,792
750,000	2.050%, 5/22/2023	743,075
		1,233,867
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(cost $7,740,159)		7,882,824

TAXABLE MUNICIPAL BONDS-6.6%
	Alaska-0.6%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	565,295

	Florida-0.8%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	350,622
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	493,383
		844,005
	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	215,636

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	291,284

	Ohio-0.7%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	678,642

	Pennsylvania-1.7%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	576,365
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	260,137
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	543,580
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	305,231
		1,685,313
	Utah-1.0%
860,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	990,109

Shares/Principal Amount		Value
	Virginia-0.5%
$500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	$559,370

	West Virginia-0.2%
250,000	West Virginia University, Refunding and Improvement Revenue Bonds, Series B, 2.419%, 10/1/2020	252,585

	Wisconsin-0.6%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	566,550

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $6,170,925)		6,648,789

SHORT TERM INVESTMENTS-4.0%
	Mutual Funds-4.0%
3,991,626	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	3,991,626

TOTAL SHORT TERM INVESTMENTS
(Cost $3,991,626)		3,991,626

TOTAL INVESTMENTS-98.8%
(Cost $89,018,150)		99,083,042
OTHER ASSETS AND LIABILITIES-NET(5)-1.2%		1,166,413
NET ASSETS-100.0%		$100,249,455

(1)	Non-income producing security.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2015.
(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015.
(4)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(5)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2015.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
EAFE - Europe, Australia, Far East.
ETF - Exchange Traded Fund.
LP - Limited Partnership.
Ltd. - Limited.
MSCI - Morgan Stanley Capital International.
NA - National Association.
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Co.
REITS - Real Estate Investment Trusts.
S&P - Standard & Poor's.
SPDR - Standard & Poor's Depository Receipts.
Sr. - Senior.
Sub.   - Subordinated.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

September 30, 2015 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-51.0%
	Federal Home Loan Mortgage Corp.-21.8%
$86,979	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	$89,415
746,297	Series 2005-3030, Class FL, 0.607%, 9/15/2035, REMIC(1)	747,913
46,219	Series 2007-3342, Class FT, 0.657%, 7/15/2037, REMIC(1)	46,416
397,515	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	411,161
210,109	Series 2009-3540, Class KF, 1.257%, 11/15/2036, REMIC(1)	215,989
1,640,908	Series 2010-3758, Class FB, 0.707%, 11/15/2040, REMIC(1)	1,654,442
2,871,882	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	2,886,438
2,187,814	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,257,480
8,774,771	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	8,744,217
4,791,052	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	4,778,821
6,386,120	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC(1)	6,513,032
2,734,892	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	2,779,055
4,972,973	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	4,965,944
4,121,589	Series 2012-4136, Class NA, 1.250%, 11/15/2027, REMIC	4,006,929
4,454,623	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	4,363,989
3,675,133	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	3,691,656
3,311,510	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	3,429,332
932,602	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	947,213
1,780,709	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	1,826,053
1,281,564	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	1,284,599
1,758,833	Series 2013-4208, Class KA, 1.500%, 5/15/2028, REMIC(1)	1,730,891
		57,370,985
	Federal National Mortgage Association-27.3%
1,986,832	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	2,085,030
2,764,668	Series 2005-13, Class FQ, 0.594%, 3/25/2035, REMIC(1)	2,770,789
1,130,057	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	1,118,778
1,801,273	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	1,846,268
3,781,326	Series 2012-103, Class CE, 2.000%, 6/25/2039, REMIC(1)	3,765,331
3,573,351	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	3,453,850
3,876,432	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	3,764,800
3,499,042	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	3,492,427
3,118,558	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	3,166,466
2,450,193	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	2,413,799
2,824,830	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	2,909,294
3,142,683	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	3,159,773
4,039,886	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	4,221,903
3,905,652	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	3,904,221
3,606,809	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	3,763,717
3,825,439	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	3,831,994
1,263,058	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,349,267
890,911	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	887,527
2,883,060	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	2,909,253
816,435	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	776,223
3,661,544	Series 2013-74, Class DG, 3.500%, 3/25/2028, REMIC	3,898,852
3,524,409	Series 2013-74, Class HA, 3.000%, 10/25/2037, REMIC	3,652,288
3,946,923	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	4,139,894
1,659,036	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC(1)	1,672,708
1,684,366	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	1,704,717
935,318	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	926,216
		71,585,385
	Government National Mortgage Association-1.9%
1,613,732	Series 2011-11, Class PC, 2.000%, 4/20/2040	1,620,316

Shares/Principal Amount		Value
$927,767	Series 2012-48, Class MA, 2.500%, 4/16/2042	$953,132
2,598,118	Series 2013-38, Class KA, 1.250%, 2/20/2042	2,464,405
		5,037,853
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $133,926,236)		133,994,223

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-18.2%
	Federal Home Loan Mortgage Corp.-2.4%
1,696,584	Pool J16706, 3.000%, 9/1/2021	1,774,407
2,213,323	Pool T45079, 2.500%, 5/1/2030	2,243,590
645,535	Pool C91349, 4.500%, 12/1/2030	704,672
1,551,315	Pool C91361, 4.000%, 3/1/2031	1,671,886
		6,394,555
	Federal National Mortgage Association-15.0%
680,383	Pool MA0921, 3.000%, 12/1/2021	712,253
2,406,075	Pool MA0957, 3.000%, 1/1/2022	2,518,804
589,096	Pool 972080, 5.000%, 2/1/2023	637,945
1,329,597	Pool AM2737, 1.660%, 3/1/2023	1,328,045
1,754,978	Pool AT2054, 2.500%, 4/1/2028	1,783,026
5,756,190	Pool MA0641, 4.000%, 2/1/2031	6,208,210
3,177,027	Pool MA0667, 4.000%, 3/1/2031	3,426,954
2,448,160	Pool MA0695, 4.000%, 4/1/2031	2,640,179
1,521,360	Pool MA0756, 4.000%, 6/1/2031	1,640,739
4,140,120	Pool MA0818, 4.000%, 8/1/2031	4,465,217
4,027,157	Pool MA1459, 3.000%, 6/1/2033	4,182,531
4,420,522	Pool AL5169, 4.000%, 4/1/2034	4,804,924
397,231	Pool AI7929, 4.000%, 8/1/2041	425,553
2,118,526	Pool 890560, 2.500%, 9/1/2028	2,181,161
2,485,616	Pool MA1820, 2.500%, 1/1/2029	2,515,304
		39,470,845
	Government National Mortgage Association-0.8%
735,738	Pool 589693, 4.500%, 7/15/2029	803,338
1,100,409	Pool G24828, 4.500%, 10/20/2040	1,140,150
		1,943,488
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $46,510,350)		47,808,888

U.S. GOVERNMENT AGENCY SECURITIES-5.4%
	Federal Agricultural Mortgage Corp.-1.2%
3,000,000	5.125%, 4/19/2017(2)	3,200,346

	Federal Farm Credit Bank-2.1%
5,000,000	2.100%, 12/5/2022	4,978,570
450,000	2.400%, 2/13/2023	447,251
		5,425,821
	Federal Home Loan Bank-0.8%
1,000,000	2.770%, 4/4/2025	988,417
1,100,000	2.500%, 4/17/2028(3)	1,076,089
		2,064,506
	Federal Home Loan Mortgage Corp.-1.1%
3,000,000	2.080%, 5/22/2023	2,995,926

	Federal National Mortgage Association-0.2%
500,000	2.000%, 2/7/2028(3)	500,920

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(cost $13,917,658)		14,187,519

U.S. TREASURY BONDS-4.5%
	U.S. Treasury Bonds-4.5%
8,000,000	7.625%, 2/15/2025	11,869,584

TOTAL U.S. TREASURY BONDS
(cost $12,015,119)		11,869,584

TAXABLE MUNICIPAL BONDS-19.9%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	546,210

	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	985,776

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,146,300

	California-0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	625,595

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,131,750
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,171,080
		2,302,830

Shares/Principal Amount		Value
	Connecticut-0.4%
$1,000,000	State of Connecticut, Qualified School Construction General Obligation Bonds, Series B, 5.295%, 10/1/2029	$1,137,780

	Florida-0.4%
1,000,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	1,149,580

	Illinois-1.5%
900,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	943,344
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	468,432
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,128,450
	Will Grundy Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	163,822
1,000,000	6.650%, 1/1/2026	1,119,680
		3,823,728
	Indiana-1.0%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	549,670
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	780,072
700,000	3.150%, 7/15/2023	708,589
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	510,025
		2,548,356
	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	485,168
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	206,998
380,000	5.500%, 9/1/2023	393,292
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	341,022
		1,426,480
	Kentucky-1.4%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,600,560
300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	324,633
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	326,754
315,000	5.250%, 12/1/2025	342,480
1,120,000	Kentucky Asset Liability Commission, Revenue Bonds, 2.998%, 4/1/2023	1,133,597
		3,728,024
	Michigan-0.7%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	627,530
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	345,904
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	929,354
		1,902,788
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	539,835

	Mississippi-0.1%
215,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	236,476

	Missouri-1.6%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,852,081
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,448,260
		4,300,341

Shares/Principal Amount		Value
	New Jersey-0.1%
$245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	$258,551

	New Mexico-0.2%
515,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, 2.220%, 6/1/2020	513,769

	New York-0.5%
500,000	City of New York NY, Build America Bonds, Series F, 5.237%, 12/1/2021	580,085
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	678,766
		1,258,851
	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,084,007

	Ohio-3.4%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,391,688
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	310,667
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,038,800
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	583,735
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	578,835
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,076,635
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	195,926
260,000	5.500%, 12/1/2022	287,347
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,082,970
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	640,453
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	797,760
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	993,249
		8,978,065
	Oregon-0.4%
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	893,663

	Pennsylvania-1.5%
1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,054,260
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,116,560
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	990,930
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	312,165
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	561,935
		4,035,850
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	1,023,855

	Texas-2.0%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	579,025
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,071,610
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,136,130

Shares/Principal Amount		Value
$2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	$2,410,286
		5,197,051
	Utah-0.7%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	564,590
1,000,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	1,151,290
		1,715,880
	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	200,102
345,000	Series D, 5.000%, 6/1/2028	344,068
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	248,788
		792,958
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $49,124,501)		52,152,599

SHORT TERM INVESTMENTS-1.9%
	Mutual Funds-1.9%
5,023,690	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	5,023,690

TOTAL SHORT TERM INVESTMENTS
(Cost $5,023,690)		5,023,690

TOTAL INVESTMENTS-100.9%
(Cost $260,517,554)		265,036,503
OTHER ASSETS AND LIABILITIES-NET(4)-(0.9)%		(2,270,451)
NET ASSETS-100.0%		$262,766,052

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015.
(2)
Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $3,200,346 or 1.2% of net assets.

(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2015.
(4)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2015.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2015 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-98.8%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,022,740

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	588,645

	Florida-0.6%
615,000	State of Florida, Board of Public Education General Obligation Unlimited Bonds, 5.000%, 6/1/2027	716,856

	Maryland-1.5%
625,000	County of Harford, Maryland, General Obligation Unlimited Bonds, Series A, 3.000%, 9/15/2027	635,319
1,000,000	State of Maryland, General Obligation Unlimited Bonds, Series B, 5.000%, 8/1/2026	1,198,160
		1,833,479
	North Carolina-0.5%
500,000	State of North Carolina, General Obligation Unlimited Bonds, Series A, 5.000%, 5/1/2029	578,245

	Ohio-1.4%
400,000	Ohio State University, Special Obligation Revenue Bonds, 3.375%, 12/1/2028	412,524
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,313,752
		1,726,276
	Pennsylvania-0.7%
305,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	305,482
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	561,935
		867,417
	Texas-2.2%
200,000	City of Arlington, Texas, Water & Wastewater System Revenue Bonds, Series A, 3.000%, 6/1/2027	204,288
500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	500,000
500,000	City of Irving, Texas, General Obligation Limited Bonds, 5.000%, 9/15/2026	587,525
	Montgomery County, Texas, Municipal Utility District No. 83 General Obligation Unlimited Bonds:
435,000	3.375%, 9/1/2025	431,550
455,000	3.500%, 9/1/2026	451,729
475,000	3.500%, 9/1/2027	466,806
		2,641,898
	West Virginia-90.5%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,248,402
400,000	4.000%, 5/1/2024	436,980
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
275,000	4.750%, 12/1/2019	276,106
880,000	4.125%, 12/1/2030	884,259
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	201,574
100,000	Series B, 2.600%, 12/1/2023	100,650
100,000	Series B, 2.800%, 12/1/2024	101,231
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
250,000	4.250%, 12/1/2024, (AGM)	251,610
500,000	Series A, 2.200%, 12/1/2022	492,480
370,000	Series C, 3.000%, 12/1/2029	373,878
345,000	Series D, 3.000%, 12/1/2024	363,078
585,000	Series D, 3.000%, 12/1/2025	612,688
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
1,100,000	Series A, 3.650%, 10/1/2018	1,138,456
1,045,000	Series A, 3.500%, 10/1/2023	1,080,405
700,000	Series A, 4.650%, 3/1/2037	714,014
285,000	Series C, 3.500%, 10/1/2025	293,675

Shares/Principal Amount		Value
$575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	$635,427
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,216,975
1,100,000	3.000%, 6/1/2026	1,141,151
965,000	3.000%, 6/1/2027	980,392
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	205,715
205,000	3.750%, 6/1/2025	217,653
215,000	3.850%, 6/1/2026	228,113
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
135,000	Series E, 3.000%, 6/1/2023	132,186
135,000	Series E, 3.300%, 6/1/2025	132,909
125,000	Series E, 3.400%, 6/1/2026	122,909
200,000	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination), Series A, 3.800%, 10/1/2016	200,274
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	190,578
195,000	Series A, 2.750%, 12/1/2019	194,692
895,000	Series A, 4.400%, 8/1/2025	910,170
245,000	Series A, 3.500%, 12/1/2026	240,546
250,000	Series A, 3.600%, 12/1/2027	244,682
265,000	Series A, 3.700%, 12/1/2028	259,043
	City of Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	398,876
600,000	Series A, 2.200%, 9/1/2019	599,772
160,000	Series E, 3.000%, 6/1/2018	162,742
170,000	Series E, 3.000%, 6/1/2020	171,471
180,000	Series E, 3.000%, 6/1/2022	177,534
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	520,171
515,000	2.750%, 7/1/2023	514,274
500,000	4.000%, 7/1/2024	535,280
605,000	3.000%, 7/1/2025	608,394
575,000	3.100%, 7/1/2026	577,812
1,000,000	3.150%, 7/1/2027	1,004,890
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	303,570
300,000	3.000%, 11/1/2028	297,429
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
105,000	3.500%, 10/1/2016	105,067
230,000	4.000%, 10/1/2020	230,150
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	250,455
490,000	Series A, 3.500%, 9/1/2027, (AGM)	494,856
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	237,992
600,000	Series B, 4.000%, 12/1/2027	635,556
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	536,790
535,000	Series A, 3.000%, 6/1/2029	537,541
555,000	Series A, 3.000%, 6/1/2030	548,490
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	835,715
1,400,000	Series B, 3.000%, 6/1/2024	1,408,680
1,000,000	Series B, 3.100%, 6/1/2025	1,005,660
250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	256,390
	Hardy County, West Virginia, Board of Education:
1,285,000	2.250%, 6/1/2024	1,271,983
1,405,000	2.450%, 6/1/2026	1,390,641
610,000	2.625%, 6/1/2028	600,600
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	150,852
135,000	Series A, 3.250%, 6/1/2023	135,197
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,256,733
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,069,240
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	327,132
250,000	Series A, 4.000%, 2/1/2023	269,867

Shares/Principal Amount		Value
$450,000	Series A, 3.000%, 2/1/2025	$459,558
750,000	Series A, 3.125%, 2/1/2026	766,058
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	515,265
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,799,226
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	636,582
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,709,291
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,226,811
288,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	288,945
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	701,349
1,220,000	3.000%, 6/1/2023	1,291,053
795,000	3.000%, 6/1/2026	825,122
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
724,000	Series A, 5.375%, 7/1/2018, (AMBAC)	759,946
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,374,610
2,505,000	Series C, 5.375%, 7/1/2021	2,822,033
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	668,452
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,901,078
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	580,695
1,000,000	4.000%, 6/1/2023	1,092,420
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,325,248
755,000	Series B, 3.500%, 11/1/2026	781,810
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,558
860,000	4.750%, 6/1/2022	862,382
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,820,610
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,775,664
315,000	Series A, 3.375%, 6/1/2029	313,113
365,000	Series B, 3.375%, 10/1/2023	383,699
390,000	Series B, 3.500%, 10/1/2024	410,233
415,000	Series B, 3.625%, 10/1/2025	436,800
435,000	Series B, 3.750%, 10/1/2026	456,659
545,000	Series C, 3.000%, 6/1/2023	568,511
310,000	Series C, 3.500%, 6/1/2030	309,284
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	526,185
2,050,000	2.500%, 12/15/2022	2,070,746
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	571,870
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	345,504
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,070,130
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,715,430
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	252,740
405,000	Series A, 4.000%, 4/1/2020	444,540
300,000	Series A, 4.250%, 4/1/2023	314,100
485,000	Series A, 5.000%, 4/1/2026	553,661
40,000	Series B, 5.000%, 4/1/2016	40,140
360,000	Series B, 3.200%, 4/1/2024	374,789
375,000	Series B, 3.375%, 4/1/2025	392,936

Shares/Principal Amount		Value
$385,000	Series B, 3.500%, 4/1/2026	$403,453
400,000	Series B, 3.600%, 4/1/2027	419,108
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,071,166
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,114,060
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	306,621
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	608,232
325,000	Series A, 3.600%, 5/1/2022	342,878
1,340,000	Series A, 3.200%, 11/1/2023	1,375,121
935,000	Series A, 3.800%, 11/1/2024	978,459
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	475,942
450,000	4.250%, 7/1/2018	489,920
310,000	5.000%, 7/1/2026	340,495
500,000	Series A, 3.000%, 7/1/2025	515,720
700,000	Series A, 3.125%, 7/1/2026	722,127
200,000	Series B, 3.000%, 7/1/2018	210,444
370,000	Series B, 4.000%, 7/1/2023	404,691
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	602,790
515,000	Series A, 5.000%, 7/1/2026	614,653
535,000	Series A, 5.000%, 7/1/2027	636,436
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	298,977
335,000	Series A, 3.000%, 10/1/2020	339,660
340,000	Series A, 2.550%, 10/1/2021	334,604
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	412,849
345,000	Series B, 5.000%, 10/1/2025	401,028
750,000	Series B, 4.125%, 10/1/2031	798,473
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,134,973
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	501,440
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	517,480
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	274,848
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,523,228
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	622,067
600,000	Series A-II, 3.250%, 11/1/2025	622,902
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,003,140
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	903,924
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,002,730
725,000	Series B-II, 4.000%, 11/1/2025	791,642
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	501,545
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,003,120
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	651,469
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,153,440
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016, (AGM)	714,889
625,000	Series A, 3.000%, 6/1/2018	647,981
875,000	Series A, 3.000%, 6/1/2019	909,764
500,000	Series A, 4.250%, 6/1/2026, (AGM)	513,090
500,000	Series A, 4.750%, 6/1/2036, (AGM)	514,725
	WV Economic Develop:
515,000	5.000%, 6/1/2025	615,554
330,000	3.375%, 6/1/2029	328,023
355,000	5.000%, 6/1/2030	353,374

Shares/Principal Amount		Value
		$108,731,794
TOTAL MUNICIPAL BONDS
(Cost $115,659,523)		118,707,350

SHORT TERM INVESTMENTS-1.2%
	Mutual Funds-1.2%
1,412,710	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,412,710

TOTAL SHORT TERM INVESTMENTS
(Cost $1,412,710)		1,412,710

TOTAL INVESTMENTS-100.0%
(Cost $117,072,233)		120,120,060
OTHER ASSETS AND LIABILITIES-NET(1)-0.0%(2)		8,732
NET ASSETS-100.0%		$120,128,792

(1)	Assets, other than investments in securities, less liabilities.
(2)	Amount represents less than 0.05% of net assets.

Note - The categories of investments are shown as a percentage of net assets at September 30, 2015.

The following acronyms are used throughout this portfolio:

AGM - Assured Guaranty Municipal.
AMBAC - AMBAC Indemnity Corp.
ARCs - Auction Rate Certificates.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
NATL-RE - Third party insurer for municipal debt securities.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments
September 30, 2015 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open‐end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››
Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

 The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$81,351,175	$–	$–	$81,351,175
Exchange Traded Funds	4,572,932	–	–	4,572,932
Short Term Investments	5,782,879	–	–	5,782,879
Total	$91,706,986	$–	$–	$91,706,986

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$302,038,947	$–	$–	$302,038,947
Exchange Traded Funds	4,442,000	–	–	4,442,000
Short Term Investments	13,211,934	–	–	13,211,934
Total	$319,692,881	$–	$–	$319,692,881

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,898,376	$–	$–	$51,898,376
Exchange Traded Funds	3,116,068	–	–	3,116,068
Preferred Stocks	996,100	–	–	996,100
Corporate Bonds	–	16,050,655	–	16,050,655
U.S. Government Agency - Collateralized Mortgage Obligations	–	4,821,498	–	4,821,498
U.S. Government Agency - Mortgage Backed Securities	–	3,677,106	–	3,677,106
U.S. Government Agency Securities	–	7,882,824	–	7,882,824
Taxable Municipal Bonds	–	6,648,789	–	6,648,789
Short Term Investments	3,991,626	–	–	3,991,626
Total	$60,002,170	$39,080,872	$–	$99,083,042

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$133,994,223	$–	$133,994,223
U.S. Government Agency - Mortgage Backed Securities	–	47,808,888	–	47,808,888
U.S. Government Agency Securities	–	14,187,519	–	14,187,519
U.S. Treasury Bonds	–	11,869,584	–	11,869,584
Taxable Municipal Bonds	–	52,152,599	–	52,152,599
Short Term Investments	5,023,690	–	–	5,023,690
Total	$5,023,690	$260,012,813	$–	$265,036,503

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$118,707,350	$–	$118,707,350
Short Term Investments	1,412,710	–	–	1,412,710
Total	$1,412,710	$118,707,350	$–	$120,120,060

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2015. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.
**	Other financial instruments are derivative instruments not reflected in the Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3.  Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options
A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:
››	Buy call options on a security in anticipation of an increase in the value of the security; and
››
Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:
››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››
Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The WesMark Balanced Fund had the following transactions in written options during the nine months ended September 30, 2015

WesMark Balanced Fund
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, December 31, 2014	(200)	$(18,592)	-	$-
Positions opened	(1,120)	(120,088)	-	-
Closed	400	32,998	-	-
Exercised	350	34,871	-	-
Expired	570	70,811	-	-
Outstanding, September 30, 2015	-	$-	-	$-
Market Value, September 30, 2015		$-		$-

4. Unrealized Appreciation/(Depreciation)

At September 30, 2015 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$62,618,130
Gross unrealized appreciation	30,943,588
Gross unrealized depreciation	(1,854,732)
Net unrealized appreciation	$29,088,856

Growth Fund
Aggregate tax cost	$221,747,320
Gross unrealized appreciation	101,861,987
Gross unrealized depreciation	(3,916,426)
Net unrealized appreciation	$97,945,561

Balanced Fund
Aggregate tax cost	$89,018,150
Gross unrealized appreciation	12,381,380
Gross unrealized depreciation	(2,316,488)
Net unrealized appreciation	$10,064,892

Government Bond Fund
Aggregate tax cost	$260,517,554
Gross unrealized appreciation	5,728,883
Gross unrealized depreciation	(1,209,934)
Net unrealized appreciation	$4,518,949

West Virginia Municipal Bond Fund
Aggregate tax cost	$117,072,233
Gross unrealized appreciation	3,271,424
Gross unrealized depreciation	(223,597)
Net unrealized appreciation	$3,047,827

5. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2015, 41% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 24, 2015

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 24, 2015